Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Pre-tax loss	$ (1,110,249)	$ (561,304)	$ (2,391,357)	$ (1,038,425)	$ (2,581,011)	$ (1,376,406)
Statutory rate - Tax Law Change 2017					21.00%	21.00%
Income tax benefit at statutory rate					$ (542,012)	$ (289,045)
Permanent and other differences
Change in valuation allowance					$ (542,012)	$ (289,045)